SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unaudited Pro Forma Financial Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues		$ 14,728,296	$ 28,519,261	$ 34,635,426
Net loss		$ (16,907,152)	$ (42,001,415)	$ (33,171,473)
Net loss per common share , Basic		$ (1,718.83)	$ (1,361.50)	$ (10,870.25)
Net loss per common share , Diluted	$ (1,718.83)